Offsets	Apr. 21, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-288410
Initial Filing Date	Jun. 30, 2025
Fee Offset Claimed	$ 40,021.38
Explanation for Claimed Amount	N/A
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	ARC Group Acquisition I Corp
Form or Filing Type	S-1
File Number	333-288410
Filing Date	Jun. 30, 2025
Fee Paid with Fee Offset Source	$ 69,325.59
Offset Note	N/A